Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands		Ordinary shares	Additional paid-in capital	Treasury Shares	Accumulated other comprehensive Income (loss)	Accumulated Deficit	Total
Balance at Dec. 31, 2024		$ 49	$ 357,570		$ 601	$ (213,919)	$ 142,688
Balance (in Shares) at Dec. 31, 2024	[1]	106,342,415
Balance (in Shares) at Dec. 31, 2024				(1,613)
Exercise of options and vesting of RSUs			460				460
Exercise of options and vesting of RSUs (in Shares)		4,060,701
Repurchase of ordinary shares							(23,393)
Repurchase of ordinary shares (in Shares)		(8,827,737)		(23,393)
Stock based compensation			11,670				11,670
Change in unrealized gain (loss) on cash flow hedges					220		220
Net loss for the period						(22,813)	(22,813)
Balance at Sep. 30, 2025		$ 49	369,700		821	(236,732)	108,832
Balance (in Shares) at Sep. 30, 2025	[1]	101,575,379
Balance (in Shares) at Sep. 30, 2025				(25,006)
Balance at Dec. 31, 2024		$ 49	357,570		601	(213,919)	142,688
Balance (in Shares) at Dec. 31, 2024	[1]	106,342,415
Balance (in Shares) at Dec. 31, 2024				(1,613)
Balance at Dec. 31, 2025		$ 49	360,013		429	(245,502)	$ 104,983
Balance (in Shares) at Dec. 31, 2025		103,050,266					103,050,266
Balance (in Shares) at Dec. 31, 2025				(10,006)			3,302,194
Balance at Jun. 30, 2025		$ 49	365,896		1,335	(229,411)	$ 116,495
Balance (in Shares) at Jun. 30, 2025	[1]	101,833,680
Balance (in Shares) at Jun. 30, 2025				(21,374)
Exercise of options and vesting of RSUs			75				75
Exercise of options and vesting of RSUs (in Shares)		1,069,138
Repurchase of ordinary shares							(3,632)
Repurchase of ordinary shares (in Shares)		(1,327,439)		(3,632)
Stock based compensation			3,729				3,729
Change in unrealized gain (loss) on cash flow hedges					(514)		(514)
Net loss for the period						(7,321)	(7,321)
Balance at Sep. 30, 2025		$ 49	369,700		821	(236,732)	108,832
Balance (in Shares) at Sep. 30, 2025	[1]	101,575,379
Balance (in Shares) at Sep. 30, 2025				(25,006)
Balance at Dec. 31, 2025		$ 49	360,013		429	(245,502)	$ 104,983
Balance (in Shares) at Dec. 31, 2025		103,050,266					103,050,266
Balance (in Shares) at Dec. 31, 2025				(10,006)			3,302,194
Exercise of options and vesting of RSUs			2,203				$ 2,203
Exercise of options and vesting of RSUs (in Shares)		6,020,009
Retirement of treasury shares			(10,006)
Retirement of treasury shares (in Shares)				10,006
Stock based compensation			9,221				9,221
Change in unrealized gain (loss) on cash flow hedges					(507)		(507)
Net loss for the period						(21,840)	(21,840)
Balance at Sep. 30, 2026		$ 49	361,431		(78)	(267,342)	$ 94,060
Balance (in Shares) at Sep. 30, 2026		109,070,275					109,070,275
Balance (in Shares) at Sep. 30, 2026							0
Balance at Jun. 30, 2026		$ 49	358,432		417	(261,844)	$ 97,054
Balance (in Shares) at Jun. 30, 2026		108,280,056
Balance (in Shares) at Jun. 30, 2026
Exercise of options and vesting of RSUs			24				24
Exercise of options and vesting of RSUs (in Shares)		790,219
Stock based compensation			2,975				2,975
Change in unrealized gain (loss) on cash flow hedges					(495)		(495)
Net loss for the period						(5,498)	(5,498)
Balance at Sep. 30, 2026		$ 49	$ 361,431		$ (78)	$ (267,342)	$ 94,060
Balance (in Shares) at Sep. 30, 2026		109,070,275					109,070,275
Balance (in Shares) at Sep. 30, 2026							0

[1]	Excluding 359,375 Forfeiture Shares